Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Frost Family of Funds
Entity Central Index Key	0001762332
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000210577
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 222,359,144
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 605,423
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$222,359,144	54	$605,423	5%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.4%
Real Estate	0.5%
Consumer Staples	2.2%
Industrials	5.3%
Financials	7.2%
Health Care	8.6%
Consumer Discretionary	13.5%
Communication Services	16.9%
Information Technology	45.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.6%
Microsoft	9.3%
Apple	9.0%
Amazon.com	5.8%
Meta Platforms, Cl A	5.1%
Alphabet, Cl C	4.8%
Broadcom	4.6%
Alphabet, Cl A	4.1%
Eli Lilly	3.9%
Visa, Cl A	2.8%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210578
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Investor Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 222,359,144
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 605,423
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$222,359,144	54	$605,423	5%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.4%
Real Estate	0.5%
Consumer Staples	2.2%
Industrials	5.3%
Financials	7.2%
Health Care	8.6%
Consumer Discretionary	13.5%
Communication Services	16.9%
Information Technology	45.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.6%
Microsoft	9.3%
Apple	9.0%
Amazon.com	5.8%
Meta Platforms, Cl A	5.1%
Alphabet, Cl C	4.8%
Broadcom	4.6%
Alphabet, Cl A	4.1%
Eli Lilly	3.9%
Visa, Cl A	2.8%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210586
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 3,977,073,874
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 6,954,882
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,977,073,874	353	$6,954,882	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.0%
Health Care	0.1%
Consumer Staples	0.1%
Utilities	0.6%
U.S. Government Agency Obligations	0.6%
Information Technology	0.8%
Commercial Paper	1.0%
Municipal Bonds	1.3%
Consumer Discretionary	1.3%
Sovereign Debt	1.4%
Communication Services	1.5%
Common Stock	1.5%
Collateralized Loan Obligations	2.5%
Industrials	3.1%
Energy	4.4%
Financials	5.2%
Asset-Backed Securities	6.3%
U.S. Treasury Obligations	20.1%
Mortgage-Backed Securities	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	6.1%
U.S. Treasury Notes	4.250%	05/15/35	3.1%
U.S. Treasury Bonds	4.125%	08/15/44	2.6%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.4%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.3%
GNMA	5.000%	10/20/54	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210587
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Investor Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,977,073,874
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 6,954,882
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,977,073,874	353	$6,954,882	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.0%
Health Care	0.1%
Consumer Staples	0.1%
Utilities	0.6%
U.S. Government Agency Obligations	0.6%
Information Technology	0.8%
Commercial Paper	1.0%
Municipal Bonds	1.3%
Consumer Discretionary	1.3%
Sovereign Debt	1.4%
Communication Services	1.5%
Common Stock	1.5%
Collateralized Loan Obligations	2.5%
Industrials	3.1%
Energy	4.4%
Financials	5.2%
Asset-Backed Securities	6.3%
U.S. Treasury Obligations	20.1%
Mortgage-Backed Securities	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	6.1%
U.S. Treasury Notes	4.250%	05/15/35	3.1%
U.S. Treasury Bonds	4.125%	08/15/44	2.6%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.4%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.3%
GNMA	5.000%	10/20/54	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210585
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	A Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 3,977,073,874
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 6,954,882
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,977,073,874	353	$6,954,882	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.0%
Health Care	0.1%
Consumer Staples	0.1%
Utilities	0.6%
U.S. Government Agency Obligations	0.6%
Information Technology	0.8%
Commercial Paper	1.0%
Municipal Bonds	1.3%
Consumer Discretionary	1.3%
Sovereign Debt	1.4%
Communication Services	1.5%
Common Stock	1.5%
Collateralized Loan Obligations	2.5%
Industrials	3.1%
Energy	4.4%
Financials	5.2%
Asset-Backed Securities	6.3%
U.S. Treasury Obligations	20.1%
Mortgage-Backed Securities	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	6.1%
U.S. Treasury Notes	4.250%	05/15/35	3.1%
U.S. Treasury Bonds	4.125%	08/15/44	2.6%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.4%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.3%
GNMA	5.000%	10/20/54	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210574
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 512,236,009
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 1,305,233
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,236,009	197	$1,305,233	11%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.4%
Materials	0.5%
Municipal Bond	1.1%
Real Estate	1.4%
Commercial Paper	1.9%
Utilities	2.5%
Consumer Staples	2.6%
Consumer Discretionary	4.0%
Communication Services	5.7%
Information Technology	6.2%
Financials	6.3%
Mortgage-Backed Securities	8.1%
Industrials	8.6%
Energy	12.5%
Asset-Backed Securities	18.3%
Collateralized Loan Obligations	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.868%	04/20/38	2.0%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.963%	10/24/38	2.0%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.422%	07/15/38	1.5%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.572%	04/15/36	1.5%
PBF Holding	9.875%	03/15/30	1.4%
Phoenix Aviation Capital	9.250%	07/15/30	1.4%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
Boeing	5.930%	05/01/60	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210575
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Investor Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 512,236,009
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 1,305,233
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,236,009	197	$1,305,233	11%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.4%
Materials	0.5%
Municipal Bond	1.1%
Real Estate	1.4%
Commercial Paper	1.9%
Utilities	2.5%
Consumer Staples	2.6%
Consumer Discretionary	4.0%
Communication Services	5.7%
Information Technology	6.2%
Financials	6.3%
Mortgage-Backed Securities	8.1%
Industrials	8.6%
Energy	12.5%
Asset-Backed Securities	18.3%
Collateralized Loan Obligations	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.868%	04/20/38	2.0%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.963%	10/24/38	2.0%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.422%	07/15/38	1.5%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.572%	04/15/36	1.5%
PBF Holding	9.875%	03/15/30	1.4%
Phoenix Aviation Capital	9.250%	07/15/30	1.4%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
Boeing	5.930%	05/01/60	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210576
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	A Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 512,236,009
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 1,305,233
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,236,009	197	$1,305,233	11%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.4%
Materials	0.5%
Municipal Bond	1.1%
Real Estate	1.4%
Commercial Paper	1.9%
Utilities	2.5%
Consumer Staples	2.6%
Consumer Discretionary	4.0%
Communication Services	5.7%
Information Technology	6.2%
Financials	6.3%
Mortgage-Backed Securities	8.1%
Industrials	8.6%
Energy	12.5%
Asset-Backed Securities	18.3%
Collateralized Loan Obligations	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.868%	04/20/38	2.0%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.963%	10/24/38	2.0%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.422%	07/15/38	1.5%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.572%	04/15/36	1.5%
PBF Holding	9.875%	03/15/30	1.4%
Phoenix Aviation Capital	9.250%	07/15/30	1.4%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
Boeing	5.930%	05/01/60	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210579
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 233,031,697
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 374,804
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,031,697	50	$374,804	9%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Commercial Paper	1.3%
Real Estate	1.3%
Mortgage-Backed Securities	1.5%
U.S. Government Agency Obligation	2.1%
Energy	2.2%
Municipal Bond	2.3%
Information Technology	3.0%
Repurchase Agreement	3.6%
Industrials	3.7%
Financials	4.1%
Communication Services	5.2%
Asset-Backed Securities	27.5%
U.S. Treasury Obligations	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.5%
U.S. Treasury Notes	4.000%	01/31/29	15.2%
U.S. Treasury Notes	4.375%	11/30/28	6.6%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	4.2%
Crowdstrike Holdings	3.000%	02/15/29	3.0%
WMG Acquisition	3.750%	12/01/29	2.7%
News	3.875%	05/15/29	2.5%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	2.3%
MasTec	6.625%	08/15/29	2.2%
Societe Generale, SOFRRATE + 1.650%	5.512%	05/22/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210580
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Investor Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 233,031,697
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 374,804
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,031,697	50	$374,804	9%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Commercial Paper	1.3%
Real Estate	1.3%
Mortgage-Backed Securities	1.5%
U.S. Government Agency Obligation	2.1%
Energy	2.2%
Municipal Bond	2.3%
Information Technology	3.0%
Repurchase Agreement	3.6%
Industrials	3.7%
Financials	4.1%
Communication Services	5.2%
Asset-Backed Securities	27.5%
U.S. Treasury Obligations	41.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.5%
U.S. Treasury Notes	4.000%	01/31/29	15.2%
U.S. Treasury Notes	4.375%	11/30/28	6.6%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	4.2%
Crowdstrike Holdings	3.000%	02/15/29	3.0%
WMG Acquisition	3.750%	12/01/29	2.7%
News	3.875%	05/15/29	2.5%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	2.3%
MasTec	6.625%	08/15/29	2.2%
Societe Generale, SOFRRATE + 1.650%	5.512%	05/22/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/